Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events
In
January 2021
, the Company entered into three floating-to-fixed interest swap agreements commencing in January 2021 and maturing in
January 2028
, at an average fixed rate of 0.73% and for an aggregate notional amount of $43,800,000.
In February 2021, the second tranche of the term loan dated April 30, 2020 (Note 11) amounting to $18,850,000 was drawn down in order to partially finance the construction cost of the vessel “Eco Blizzard
”
(Note 5).